SCHEDULE OF STOCK OPTION ACTIVITIES (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Beginning Balance	789,500	749,000	635,000
Weighted average exercise price, Beginning Balance	$ 2.78	$ 2.42	$ 1.35
Number of shares, Granted	5,000	170,000	172,000
Exercise price per share, Granted	$ 3.61	$ 3.61	$ 2.44
Weighted average exercise price, Granted	$ 3.61	$ 3.61	$ 2.44
Number of shares, Cancelled or expired	(3,000)	(34,799)	(13,000)
Exercise price per share, Cancelled or expired	$ 3.61
Weighted average exercise price, Cancelled or expired	$ 3.61	$ 2.30	$ 2.75
Number of shares, Exercised	(22,500)	(94,701)	(45,000)
Weighted average exercise price, Exercised	$ 2.53	$ 1.58	$ 0.88
Number of shares, Ending Balance	769,000	789,500	749,000
Weighted average exercise price, Ending Balance	$ 2.82	$ 2.78	$ 2.42
Number of shares Exercisable, Ending Balance	539,000	564,500
Weighted average exercise price Exercisable, Ending Balance	$ 2.69	$ 2.63
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price per share, Beginning Balance	1.42	0.75	0.75
Exercise price per share, Cancelled or expired		1.42	2.44
Exercise price per share, Exercised	2.44	0.75	0.75
Exercise price per share, Ending Balance	1.42	1.42	0.75
Exercise price per share Exercisable, Ending Balance	1.42	1.42
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price per share, Beginning Balance	4.13	4.13	1.75
Exercise price per share, Cancelled or expired		3.46	3.46
Exercise price per share, Exercised	3.46	3.46	1.05
Exercise price per share, Ending Balance	4.13	4.13	$ 4.13
Exercise price per share Exercisable, Ending Balance	$ 4.13	$ 4.13